PENN SERIES FUNDS, INC.

Supplement dated June 8, 2018

to the Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

I.	Large Cap Value Fund

Effective as of May 25, 2018, David L. Waldman joined Arthur Barry, CFA, as a co-portfolio manager of the Large Cap Value Fund (the “Fund”). As a result of the foregoing, effective immediately, the “General Information — Portfolio Managers — Loomis, Sayles & Company, L.P.” section of the SAI is revised as set forth below.

•	The portfolio manager ownership information is hereby deleted and replaced in its entirety by the following:

Fund Shares Owned by Portfolio Managers. Arthur Barry did not beneficially own any shares of the Large Cap Value Fund as of December 31, 2017. David L. Waldman did not beneficially own any shares of the Large Cap Value Fund as of April 30, 2018.

•	The following information is added to the table under the “Other Accounts” heading:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David L. Waldman[1]	0	$0	1	$322.4	9	$875

[1]	Mr. Waldman became a portfolio manager of the Large Cap Value Fund in May 2018. The information for Mr. Waldman is provided as of April 30, 2018.

II.	Emerging Markets Equity Fund

Effective on or about June 30, 2018, Amay Hattangadi will serve as a portfolio manager of the Emerging Markets Equity Fund (the “Fund”). Effective immediately, Gaite Ali is no longer identified as jointly and primarily responsible for the day-to-day management of the Fund, but will remain a member of the Fund’s larger portfolio management support team. Additionally, effective as of June 30, 2018, Munib Madni will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Messrs. Ali and Madni in the SAI are hereby deleted in their entirety immediately and effective June 30, 2018, respectively. As a result of the foregoing, effective June 30, 2018, the “General Information — Portfolio Managers — Morgan Stanley Investment Management Inc.” section of the SAI is revised as set forth below.

•	The portfolio manager ownership information is hereby deleted and replaced in its entirety by the following:

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Emerging Markets Equity Fund did not beneficially own any shares of the Fund as of April 30, 2018. The portfolio managers of the Large Core Growth Fund did not beneficially own any shares of the Fund as of December 31, 2017.

•	The following information is added to the table under the “Other Accounts” heading:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Amay Hattangadi[6]	0	$0	0	$0	0	$0

[6]	Mr. Hattangadi will become a portfolio manager of the Emerging Markets Equity Fund on or about June 30, 2018. The information for Mr. Hattangadi is provided as of April 30, 2018.

III.	All Funds

The first paragraph of the section titled “Control Persons and Principal Holders of Shares” is hereby deleted and replaced in its entirety with the following:

Generally, including as of March 31, 2018 and the date hereof, the outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and PIA (the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I.

The changes described above will have no effect on the Funds’ investment objectives or principal investment strategies and will not affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8482    06/18